Property, plant and equipment - Reconciliation of changes in property, plant and equipment, including right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 7,811	$ 5,778
Property, plant and equipment at end of period	1,763	7,811
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5,119	2,056
Property, plant and equipment at end of period	1,495	5,119
Property, plant and equipment | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	542	1,053
Property, plant and equipment at end of period	206	542
Property, plant and equipment | Fixtures and furniture
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	8	30
Property, plant and equipment at end of period	2	8
Property, plant and equipment | Office and lab equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,058	2,557
Property, plant and equipment at end of period	33	2,058
Property, plant and equipment | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	43	79
Property, plant and equipment at end of period	10	43
Property, plant and equipment | Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	3
Property, plant and equipment at end of period	0	0
Property, plant and equipment | Manufacturing equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	41	0
Property, plant and equipment at end of period	17	41
Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	26,913	26,133
Additions	245	4,100
Additions from acquisition		3,137
Eliminated on disposal of a subsidiary	(9,740)
Disposals	(1,313)	(2,093)
Written off	(1,880)	(2,939)
Exchange differences	399	(1,425)
Property, plant and equipment at end of period	14,624	26,913
Cost: | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	14,155	11,115
Additions	37	3,094
Additions from acquisition		2,511
Eliminated on disposal of a subsidiary	(4,583)
Disposals	0	(162)
Written off	(28)	(1,681)
Exchange differences	134	(722)
Property, plant and equipment at end of period	9,715	14,155
Cost: | Property, plant and equipment | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5,645	5,877
Additions	0	375
Additions from acquisition		25
Eliminated on disposal of a subsidiary	(796)
Disposals	(1,153)	(2)
Written off	0	(210)
Exchange differences	18	(420)
Property, plant and equipment at end of period	3,714	5,645
Cost: | Property, plant and equipment | Fixtures and furniture
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	66	45
Additions	0	91
Additions from acquisition		2
Eliminated on disposal of a subsidiary	(14)
Disposals	0	0
Written off	0	(53)
Exchange differences	1	(19)
Property, plant and equipment at end of period	53	66
Cost: | Property, plant and equipment | Office and lab equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	6,776	8,869
Additions	208	484
Additions from acquisition		556
Eliminated on disposal of a subsidiary	(4,347)
Disposals	(160)	(1,921)
Written off	(1,852)	(950)
Exchange differences	246	(262)
Property, plant and equipment at end of period	871	6,776
Cost: | Property, plant and equipment | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	220	219
Additions	0	5
Additions from acquisition		43
Eliminated on disposal of a subsidiary	0
Disposals	0	0
Written off	0	(45)
Exchange differences	0	(2)
Property, plant and equipment at end of period	220	220
Cost: | Property, plant and equipment | Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	8
Additions	0	0
Additions from acquisition		0
Eliminated on disposal of a subsidiary	0
Disposals	0	(8)
Written off	0	0
Exchange differences	0	0
Property, plant and equipment at end of period	0	0
Cost: | Property, plant and equipment | Manufacturing equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	51	0
Additions	0	51
Additions from acquisition		0
Eliminated on disposal of a subsidiary	0
Disposals	0	0
Written off	0	0
Exchange differences	0	0
Property, plant and equipment at end of period	51	51
Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(19,102)	(20,355)
Eliminated on disposal of a subsidiary	6,058
Charge for the year	2,694	4,016
Disposals	1,313	2,013
Written off	1,763	2,381
Exchange differences	(199)	875
Property, plant and equipment at end of period	(12,861)	(19,102)
Accumulated depreciation: | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(9,036)	(9,059)
Eliminated on disposal of a subsidiary	2,761
Charge for the year	1,936	2,052
Disposals	0	128
Written off	28	1,681
Exchange differences	(37)	266
Property, plant and equipment at end of period	(8,220)	(9,036)
Accumulated depreciation: | Property, plant and equipment | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(5,103)	(4,824)
Eliminated on disposal of a subsidiary	740
Charge for the year	267	795
Disposals	1,153	1
Written off	0	149
Exchange differences	(31)	366
Property, plant and equipment at end of period	(3,508)	(5,103)
Accumulated depreciation: | Property, plant and equipment | Fixtures and furniture
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(58)	(15)
Eliminated on disposal of a subsidiary	10
Charge for the year	1	1
Disposals	0	0
Written off	0	20
Exchange differences	(2)	(62)
Property, plant and equipment at end of period	(51)	(58)
Accumulated depreciation: | Property, plant and equipment | Office and lab equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(4,718)	(6,312)
Eliminated on disposal of a subsidiary	2,547
Charge for the year	433	1,119
Disposals	160	1,878
Written off	1,735	531
Exchange differences	(129)	304
Property, plant and equipment at end of period	(838)	(4,718)
Accumulated depreciation: | Property, plant and equipment | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(177)	(140)
Eliminated on disposal of a subsidiary	0
Charge for the year	33	39
Disposals	0	0
Written off	0	0
Exchange differences	0	2
Property, plant and equipment at end of period	(210)	(177)
Accumulated depreciation: | Property, plant and equipment | Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	(5)
Eliminated on disposal of a subsidiary	0
Charge for the year	0	0
Disposals	0	6
Written off	0	0
Exchange differences	0	(1)
Property, plant and equipment at end of period	0	0
Accumulated depreciation: | Property, plant and equipment | Manufacturing equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(10)	0
Eliminated on disposal of a subsidiary	0
Charge for the year	24	10
Disposals	0	0
Written off	0	0
Exchange differences	0	0
Property, plant and equipment at end of period	$ (34)	$ (10)